PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	Note	Land	Buildings and leaseholds	Production equipment	Other equipment	Total
Cost:
Balance, at March 31, 2024		$39,727	$226,225	$54,464	$102,423	$422,839
Additions		1,498	9,139	7,445	15,870	33,952
Acquisition of subsidiaries	5	4,359	11,212	2,060	1,971	19,602
Disposals		—	(2,178)	(1,832)	(6,354)	(10,364)
Exchange and other adjustments (i)		3,482	9,080	5,168	(490)	17,240
Balance, at March 31, 2025		$49,066	$253,478	$67,305	$113,420	$483,269
Additions		223	8,973	9,343	15,103	33,642
Disposals		—	(1,302)	(2,709)	(10,256)	(14,267)
Assets held for sale (ii)		(5,305)	(62,762)	—	—	(68,067)
Exchange and other adjustments (i)		321	(955)	3,373	(2,042)	697
Balance, at March 31, 2026		$44,305	$197,432	$77,312	$116,225	$435,274

		Land	Buildings and leaseholds	Production equipment	Other equipment	Total
Depreciation:
Balance, at March 31, 2024		$—	$(46,780)	$(22,753)	$(56,329)	$(125,862)
Depreciation expense		—	(12,627)	(8,293)	(12,754)	(33,674)
Disposals		—	579	1,301	5,813	7,693
Exchange and other adjustments (i)		—	(2,249)	(1,498)	(2,631)	(6,378)
Balance, at March 31, 2025		$—	$(61,077)	$(31,243)	$(65,901)	$(158,221)
Depreciation expense		—	(11,909)	(9,359)	(13,202)	(34,470)
Disposals		—	1,184	2,624	9,719	13,527
Assets held for sale (ii)		—	7,765	—	—	7,765
Exchange and other adjustments (i)		—	(795)	(1,628)	(1,661)	(4,084)
Balance, at March 31, 2026		$—	$(64,832)	$(39,606)	$(71,045)	$(175,483)
Net book value:
At March 31, 2026		$44,305	$132,600	$37,706	$45,180	$259,791
At March 31, 2025		$49,066	$192,401	$36,062	$47,519	$325,048

(i) Represents translation from the functional currency of the related foreign operations into Canadian dollars at the period-end exchange rate. The resulting exchange differences are recognized in the consolidated statements of comprehensive income.
The Company has classified the land, building and leaseholds associated with certain facilities in the US and a facility in Germany as held for sale, as part of the reorganization of the Company's transportation related business. The assessed fair value, less costs to sell, of the assets exceeds the current carrying value and therefore no adjustments were recorded to the carrying value. For the year ended March 31, 2026, amortization expense of $2,060 was recognized in cost of revenues in the consolidated statements of income (loss), prior to the assets being classified as held for sale at year end. Fair value was estimated with reference to current external offers as well as property appraisals.
Included in building and leaseholds as at March 31, 2026 were $3,366 (March 31, 2025 - $3,678) of assets that relate to the expansion and improvement of a manufacturing facility that is in progress and has not been depreciated. Included in other equipment as at March 31, 2026 is $10,928 (March 31, 2025 - $7,630) of assets that are under construction and have not been depreciated.